SHARE CAPITAL (Details Textual) - Certain Employees [Member] - 2018 FSP [Member]	1 Months Ended
Mar. 31, 2021 shares
Statement1 [Line Items]
Share based compensation number of shares vested in a share based arrangement	246,191
Ordinary shares [member]
Statement1 [Line Items]
Stock issued during the period shares	246,191